Related parties (Details)	Dec. 31, 2021 item Vote
Disclosure of transactions between related parties
Number of related parties with controlling interest | item	0
Van Herk Investments, Rotterdam, Netherlands
Disclosure of transactions between related parties
Percent of voting rights held by shareholder	5.00%
Percent of share capital held by shareholder	5.00%
Number of votes per share	1
Credit Suisse Bank, Zrich, Switzerland
Disclosure of transactions between related parties
Percent of voting rights held by shareholder	5.00%
Percent of share capital held by shareholder	5.00%
Number of votes per share	1
SMALLCAP World Fund, inc, Los Angeles, USA
Disclosure of transactions between related parties
Percent of voting rights held by shareholder	5.00%
Percent of share capital held by shareholder	5.00%
Number of votes per share	1
The Capital Group Companies, Los Angeles, USA
Disclosure of transactions between related parties
Percent of voting rights held by shareholder	5.00%
Percent of share capital held by shareholder	5.00%
Number of votes per share	1